BALANCE SHEET INFORMATION (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	$ 2,437.5	$ 2,262.6
Allowance for doubtful accounts	(55.5)	(52.4)
Total	2,382.0	2,210.2
Inventories
Finished goods	668.5	715.4
Raw materials and parts	437.9	409.1
Inventories at FIFO cost	1,106.4	1,124.5
FIFO cost to LIFO cost difference	(24.8)	(20.5)
Total	1,081.6	1,104.0
Other current assets
Prepaid assets	101.8	113.2
Taxes receivable	107.0	120.2
Derivative assets	53.3	41.8
Other current assets	33.1	34.2
Total	295.2	309.4
Property, plant and equipment, net
Land	158.9	156.9
Buildings and leasehold improvements	965.5	912.7
Machinery and equipment	1,701.7	1,559.1
Merchandising and customer equipment	2,742.9	2,525.9
Capitalized software	750.4	643.2
Construction in progress	348.1	329.5
Property, plant and equipment, gross	6,667.5	6,127.3
Accumulated depreciation	(3,439.2)	(3,040.2)
Total	3,228.3	3,087.1
Intangible assets subject to amortization:
Other intangible assets, gross	3,337.6	3,155.7
Accumulated amortization	(1,640.1)	(1,446.1)
Net intangible assets subject to amortization	1,697.5	1,709.6
Total	2,927.5	2,939.6
Other assets
Deferred income taxes	136.2	96.2
Pension	31.1	39.0
Derivative asset	25.4	11.8
Restricted cash		179.3
Other	323.6	308.6
Total	516.3	634.9
Other current liabilities
Discounts and rebates	331.4	291.3
Dividends payable	135.6	132.4
Interest payable	40.9	44.5
Taxes payable, other than income	102.9	105.8
Derivative liabilities	5.2	19.1
Restructuring	98.5	70.5
Contract liability	76.7	67.7
Operating lease liabilities	122.1
Other	197.4	214.6
Total	1,110.7	945.9
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	(4.1)	2.0
Unrecognized pension and postretirement benefit expense, net of tax	(823.8)	(518.9)
Cumulative translation, net of tax	(1,261.8)	(1,244.8)
Total	(2,089.7)	(1,761.7)
Customer relationships
Intangible assets subject to amortization:
Other intangible assets, gross	2,378.9	2,283.6
Accumulated amortization	(1,147.6)	(1,013.1)
Trademarks
Intangible assets subject to amortization:
Other intangible assets, gross	285.2	260.2
Accumulated amortization	(135.1)	(115.8)
Patents
Intangible assets subject to amortization:
Other intangible assets, gross	459.0	451.7
Accumulated amortization	(221.7)	(197.6)
Other technology
Intangible assets subject to amortization:
Other intangible assets, gross	214.5	160.2
Accumulated amortization	(135.7)	(119.6)
Trade names
Intangible assets not subject to amortization:
Other intangible assets, gross	$ 1,230.0	$ 1,230.0